14. Stock-Based Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
2011 Plan [Member]
Increase in shares authorized for issuance			643,383	629,504
2016 Plan [Member]
Increase in shares authorized for issuance			343,137
Shares initially authorized for issuance			400,000
Restricted Stock Units (RSUs) [Member]
Unrecognized compensation costs			$ 150,000
Weighted average amortization period			1 year 4 months 28 days
Stock Options [Member]
Options expired	3,000		8,000
Aggregate intrinsic value per share	$ 1.46		$ 3.68
Unrecognized compensation costs	$ 1,450,000	$ 2,999,000	$ 2,253,000
Weighted average amortization period	1 year 6 months 22 days	2 years 5 months 5 days	1 year 11 months 26 days
Long Term Performance Based Awards [Member] | August 21, 2015 [Member]
Options granted				23,750
Options vested					0
Short Term Performance Based Awards [Member] | August 21, 2015 [Member]
Options vested					50,400
Short Term Performance Based Awards [Member] | August 21, 2015 [Member] | Discretionary vesting [Member]
Options vested					14,772
Options expired					228
Performance Based Awards [Member] | August 21, 2015 [Member]
Options granted					75,500
Options expired					10,000